Research and Development Expenses	12 Months Ended
Dec. 31, 2021
Research and Development Expenses
Research and Development Expenses

19.  Research and Development Expenses

Research and development expenses consist of the following:

	For the Year Ended December 31,
	2019	2020	2021
Employee compensation	2,004,931	1,362,231	2,658,158
Design and development expenses	2,041,024	778,463	1,572,834
Depreciation and amortization expenses	187,137	255,544	214,312
Rental and related expenses	57,401	51,123	53,846
Travel and entertainment expenses	63,998	15,720	43,732
Others	74,089	24,689	48,970
Total	4,428,580	2,487,770	4,591,852